SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 677	$ 306
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	191	132
Selling and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	298	88
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock based compensation	$ 188	$ 86